Fair Value Measurement - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of March 31, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of March 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
	2026	(level 1)	(level 2)	(level 3)
Assets
Investments held in Trust Account	$205,105,918	$205,105,918	—	—

	As of December 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
	2025	(level 1)	(level 2)	(level 3)
Assets
Investments held in Trust Account	$203,318,154	$203,318,154	—	—
Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of December 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$203,318,154	$203,318,154	$—	$—